Fair Value Measurements and Financial Instruments	12 Months Ended
Dec. 31, 2016
Fair Value Measurements and Financial Instruments

Note 8

Fair Value Measurements and Financial Instruments

Recurring Fair Value Measurements

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Other assets:
Equity securities	$123	$–	$–	$123
Fixed income securities	10	566	–	576
Interest rate swaps	–	71	–	71
Cross currency swaps	–	45	–	45
Interest rate cap	–	10	–	10

Total	$133	$692	$–	$825

Liabilities:
Other liabilities:
Interest rate swaps	$–	$236	$–	$236
Cross currency swaps	–	1,803	–	1,803

Total	$–	$2,039	$–	$2,039

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

			(dollars in millions)
	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Assets:
Short-term investments:
Equity securities	$265	$–	$–	$265
Fixed income securities	–	85	–	85
Other current assets:
Fixed income securities	250	–	–	250
Other assets:
Fixed income securities	–	928	–	928
Interest rate swaps	–	128	–	128
Net investment hedges	–	13	–	13
Cross currency swaps	–	1	–	1

Total	$515	$1,155	$–	$1,670

Liabilities:
Other liabilities:
Interest rate swaps	$–	$19	$–	$19
Cross currency swaps	–	1,638	–	1,638
Forward interest rate swaps	–	24	–	24

Total	$–	$1,681	$–	$1,681

(1)	quoted prices in active markets for identical assets or liabilities

(2)	observable inputs other than quoted prices in active markets for identical assets and liabilities

(3)	no observable pricing inputs in the market

Equity securities consist of investments in common stock of domestic and international corporations measured using quoted prices in active markets.

Fixed income securities consist primarily of investments in municipal bonds as well as U.S. Treasury securities. We use quoted prices in active markets for our U.S. Treasury securities, therefore these securities are classified as Level 1. For all other fixed income securities that do not have quoted prices in active markets, we use alternative matrix pricing resulting in these debt securities being classified as Level 2.

Derivative contracts are valued using models based on readily observable market parameters for all substantial terms of our derivative contracts and thus are classified within Level 2. We use mid-market pricing for fair value measurements of our derivative instruments. Our derivative instruments are recorded on a gross basis.

We recognize transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the fair value hierarchy during 2016.

Fair Value of Short-term and Long-term Debt

The fair value of our debt is determined using various methods, including quoted prices for identical terms and maturities, which is a Level 1 measurement, as well as quoted prices for similar terms and maturities in inactive markets and future cash flows discounted at current rates, which are Level 2 measurements. The fair value of our short-term and long-term debt, excluding capital leases, was as follows:

			(dollars in millions)
At December 31,	2016		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding capital leases	$107,128	$117,584	$108,772	$118,216

Derivative Instruments

Interest Rate Swaps

We enter into interest rate swaps to achieve a targeted mix of fixed and variable rate debt. We principally receive fixed rates and pay variable rates based on LIBOR, resulting in a net increase or decrease to Interest expense. These swaps are designated as fair value hedges and hedge against interest rate risk exposure of designated debt issuances. We record the interest rate swaps at fair value on our consolidated balance sheets as assets and liabilities. Changes in the fair value of the interest rate swaps are recorded to Interest expense, which are offset by changes in the fair value of the hedged debt due to changes in interest rates.

During 2015, we entered into interest rate swaps with a total notional value of $5.8 billion. During 2016, we entered into interest rate swaps with a total notional value of $6.3 billion and settled $0.9 billion notional amount of interest rate swaps. The ineffective portion of these interest rate swaps was not material at December 31, 2016 and 2015.

Forward Interest Rate Swaps

In order to manage our exposure to future interest rate changes, we have entered into forward interest rate swaps. We designated these contracts as cash flow hedges. During 2015, we settled $2.0 billion notional amount of forward interest rate swaps for a pre-tax loss that was not material, and entered into forward interest rate swaps with a total notional value of $0.8 billion. During 2016, we entered into forward interest rate swaps with a total notional value of $1.3 billion and settled $2.0 billion notional amount of these forward interest rate swaps. During 2016, a pre-tax loss of $0.2 billion was recognized in Other comprehensive income (loss). During 2015, a pre-tax loss of $0.1 billion was recognized in Other comprehensive income (loss).

Cross Currency Swaps

We have entered into cross currency swaps designated as cash flow hedges to exchange our British Pound Sterling and Euro-denominated debt into U.S. dollars and to fix our future interest and principal payments in U.S. dollars, as well as to mitigate the impact of foreign currency transaction gains or losses. During 2015, we settled $0.6 billion of cross currency swaps on maturity. During 2016, we entered into cross currency swaps with a total notional value of $3.3 billion and settled $0.1 billion notional amount of cross currency swaps upon redemption of the related debt.

A portion of the gains and losses recognized in Other comprehensive income (loss) was reclassified to Other income and (expense), net to offset the related pre-tax foreign currency transaction gain or loss on the underlying debt obligations. During 2016 and 2015, pre-tax losses of $0.1 billion and $1.2 billion, respectively, were recognized in Other comprehensive income (loss) with respect to these swaps.

Net Investment Hedges

We have designated certain foreign currency instruments as net investment hedges to mitigate foreign exchange exposure related to non-U.S. dollar net investments in certain foreign subsidiaries against changes in foreign exchange rates. During 2015, we entered into foreign currency forward contracts with a total notional value of $0.9 billion and designated them as net investment hedges. During 2016, we de-designated and settled these hedges. We simultaneously designated $0.8 billion total notional value of Euro-denominated debt as a net investment hedge.

Undesignated Derivatives

We also have the following derivative which we use as an economic hedge but for which we have elected not to apply hedge accounting.

Interest Rate Caps

We enter into interest rate caps to mitigate our interest exposure to interest rate increases on our ABS Financing Facility. During 2016, we entered into such interest rate caps with a notional value of $2.5 billion and recognized an immaterial reduction in Interest expense.

The following table sets forth the notional amounts of our outstanding derivative instruments:

	At December 31, 2016	At December 31, 2015
(dollars in millions)	Notional Amount	Notional Amount
Interest rate swaps	$13,099	$7,620
Forward interest rate swaps	–	750
Cross currency swaps	12,890	9,675
Net investment hedge	–	864
Interest rate caps	2,540	–

Concentrations of Credit Risk

Financial instruments that subject us to concentrations of credit risk consist primarily of temporary cash investments, short-term and long-term investments, trade receivables, including device payment plan agreement receivables, certain notes receivable, including lease receivables, and derivative contracts. Our policy is to deposit our temporary cash investments with major financial institutions. Counterparties to our derivative contracts are also major financial institutions with whom we have negotiated derivatives agreements (ISDA master agreement) and credit support annex agreements which provide rules for collateral exchange. We generally apply collateralized arrangements with our counterparties for uncleared derivatives to mitigate credit risk. At December 31, 2016 and 2015, we posted collateral of approximately $0.2 billion and $0.1 billion, respectively, related to derivative contracts under collateral exchange arrangements, which were recorded as Prepaid expenses and other in our consolidated balance sheets. During the first and second quarters of 2015, we paid an immaterial amount of cash to enter into amendments to certain collateral exchange arrangements. These amendments suspend cash collateral posting for a specified period of time by both counterparties. We are in the process of negotiating extensions to amendments expiring during 2017. We may enter into swaps on an uncollateralized basis in certain circumstances. While we may be exposed to credit losses due to the nonperformance of our counterparties, we consider the risk remote and do not expect the settlement of these transactions to have a material effect on our results of operations or financial condition.